Pay vs Performance Disclosure	5 Months Ended	12 Months Ended					53 Months Ended
	May 31, 2021	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO (1)	Summary Compensation Table Total for Second PEO (1)	Compensation Actually Paid to First PEO (1) (3) (4)	Compensation Actually Paid to Second PEO (1) (3) (4)	Average Summary Compensation Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to non-PEO NEOs (2) (3) (4)	Total Stockholder Return	Peer Group Total Stockholder Return (5)	Net Income (In Thousands)	Percentage Change in Net Income
2025	$1,154,303	$1,497,969	$920,881	$551,405	$513,876	$425,284	$75.33	$144.83	$17,444	(35.2)%
2024	N/A	1,098,903	N/A	890,358	659,371	522,076	101.36	158.64	26,922	(61.7)%
2023	N/A	1,083,236	N/A	1,134,119	619,324	654,398	134.39	175.32	70,373	(36.2)%
2022	N/A	1,655,770	N/A	1,755,304	1,199,984	1,282,556	125.25	132.56	110,354	29.2%
2021	1,633,231	1,417,298	1,649,360	1,428,059	710,165	706,983	107.33	161.90	85,428	22.9%

(1)	Randolph L. Marten served as our Chief Executive Officer until May 2021 and beginning October 1, 2025. Timothy M. Kohl served as our Chief Executive Officer from May 2021 to September 30, 2025.

(2)

The amounts for 2025 are the average compensation for James J. Hinnendael, Douglas P. Petit, Adam D. Phillips and Randall J. Baier; for each of 2024 and 2023 are for Mr. Marten, Mr. Hinnendael, Mr. Petit, Mr. Phillips and Mr. Baier; for 2022 are for Mr. Marten, Mr. Hinnendael and Mr. Petit; and, for 2021 are for Mr. Hinnendael, John H. Turner and Mr. Petit.

(3)

Compensation actually paid is computed for each year as the total compensation in our Summary Compensation Table beginning on page 26, less the aggregate grant date fair value of performance awards and stock option awards included in the table – with the following added to the calculated compensation: (a) the fair value of such awards granted during each year as of the end of the year for outstanding and unvested awards; (b) the change in the fair value of such awards granted in prior years from the end of the prior year to the fair value as of the vesting date for vested awards or to the end of the year for outstanding and unvested awards; and (c) for 2021, dividends paid on shares in certain officers’ accounts within our deferred compensation plan.

(4)

The assumptions used in the valuation of the performance awards and stock option awards for the computation of compensation actually paid do not materially differ from the methodologies used to value such awards in our financial statements calculated in accordance with FASB ASC 718, Compensation-Stock Compensation.

(5)

The total stockholder return for our peer group is based on our peer group included in the comparative stock performance graph in Part II, Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities section of our Annual Report on Form 10-K for the year ended December 31, 2025.

Compensation actually paid to our Second PEO, Mr. Kohl, increased 22.9% from 2021 to 2022. The increase from 2021 to 2022 is due, in part, to Mr. Kohl receiving a 24.1% increase in base salary effective April 2021 in connection with his appointment as Chief Executive Officer. Compensation actually paid to Mr. Kohl decreased 35.4% from 2022 to 2023. This decrease was primarily due to the 2022 cash bonus award being based on a 29.2% increase in net income, compared with no payment of a cash bonus award for 2023 given the decrease in earnings. Compensation actually paid to Mr. Kohl decreased 21.5% from 2023 to 2024. This decrease was primarily due to a decrease in the current fair value of outstanding performance awards in 2024 due to a decrease in our common stock’s market price from 2023. Compensation actually paid to Mr. Kohl decreased 38.1% from 2024 to 2025. This decrease was primarily due to the forfeiture of all of Mr. Kohl’s outstanding performance award shares with Mr. Kohl’s retirement on September 30, 2025.

Average compensation actually paid to non-PEO NEOs increased 81.4% from 2021 to 2022. This increase was materially impacted by the change in the composition of the individuals identified as non-PEO NEOs, including the inclusion of Mr. Marten in the calculation in 2022 due to his transition from First PEO in 2021 to a non-PEO NEO in 2022 while maintaining a higher compensation level. Average compensation actually paid to non-PEO NEOs decreased 49.0% from 2022 to 2023. This decrease was materially impacted by both the decrease in cash bonus awards in 2023 and the composition of the individuals identified as non-PEO NEOs, including the inclusion of Mr. Phillips and Mr. Baier in the 2023 calculation. Average compensation actually paid to non-PEO NEO’s decreased 20.2% from 2023 to 2024. This decrease was primarily due to a decrease in the current fair value of our outstanding performance awards and option awards in 2024 due to a decrease in our common stock’s market price from 2023. Average compensation actually paid to non-PEO NEO’s decreased 18.5% from 2024 to 2025. This decrease was primarily due to not including Mr. Marten in this group with his appointment to Chief Executive Officer beginning October 1, 2025.

Our net income was $85.4 million, $110.4 million, $70.4 million, $26.9 million and $17.4 million in 2021, 2022, 2023, 2024 and 2025 respectively. This equates to a 22.9% increase in net income from 2020 to 2021, a 29.2% increase in net income from 2021 to 2022, a 36.2% decrease in net income from 2022 to 2023, a 61.7% decrease in net income from 2023 to 2024 and a 35.2% decrease in net income from 2024 to 2025.

As discussed above under the heading “Annual Compensation Components,” the primary elements of our executive compensation are base salary compensation, annual incentive compensation, equity-based compensation and executive benefits and perquisites. Our annual incentive compensation is designed to encourage and reward increases in net income on an annual basis and our equity-based compensation is designed to encourage and reward increases in net income on both an annual and long-term basis. In particular, the bonus pool for named executive officers for cash bonus awards under our Second Amended and Restated Executive Officer Performance Incentive Plan and a component of the vesting of performance awards under our 2025 Equity Incentive Plan and 2015 Equity Incentive Plan are based on the percentage increase in net income over the prior year after exceeding an established percentage increase in net income goal. As a result, putting aside unique events that impacted the calculations in the table above, increases or decreases in the compensation actually paid to our PEOs and non-PEO NEOs generally move in tandem with increases or decreases to our net income, and as well, the percentage change in net income. The Company-selected measurement of the percentage change in net income is the sole financial metric used by us for linking compensation actually paid to executives for performance in the most recent fiscal year. We believe that the percentage change in net income as a measure encompasses changes in both revenue and margin, which is why we believe that it alone is the most appropriate metric to evaluate our financial performance.

Based on an initial fixed investment of $100 as of December 31, 2020, including reinvestment of dividends, our cumulative total stockholder returns as of December 31, 2021, 2022, 2023, 2024 and 2025 were $107.33, $125.25, $134.39, $101.36 and $75.33, respectively. Our peer group cumulative total stockholder returns similarly calculated as of December 31, 2021, 2022, 2023, 2024 and 2025 were $161.90, $132.56, $175.32, $158.64 and $144.83, respectively. As this shows, our total stockholder return was below the return of our peer group over the five-year period ended December 31, 2025. We believe the changes in compensation actually paid to our PEOs and non-PEO NEOs generally align with our stockholder returns.

The information contained in this “Pay Versus Performance” section shall not be deemed to be “soliciting material” or to be “filed” with the SEC, or subject to Regulation 14A or 14C or to the liabilities of Section 18 of the Exchange Act, nor shall it be deemed to be incorporated by reference into any filing under the Securities Act or the Exchange Act.

PEO Total Compensation Amount						$ 1,633,231
Non-PEO NEO Average Total Compensation Amount		$ 513,876	$ 659,371	$ 619,324	$ 1,199,984	710,165
Non-PEO NEO Average Compensation Actually Paid Amount		425,284	522,076	654,398	1,282,556	706,983
Total Shareholder Return Amount		75.33	101.36	134.39	125.25	107.33
Peer Group Total Shareholder Return Amount		144.83	158.64	175.32	132.56	161.9
Net Income (Loss)		$ 17,444,000	$ 26,922,000	$ 70,373,000	$ 110,354,000	$ 85,428,000
Company Selected Measure Amount		(0.352)	(0.617)	(0.362)	0.292	0.229
PEO Name	Randolph L. Marten						Timothy M. Kohl
Randolph L. Marten [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,154,303
PEO Actually Paid Compensation Amount		920,881				$ 1,649,360
Timothy M. Kohl [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,497,969	$ 1,098,903	$ 1,083,236	$ 1,655,770	1,417,298
PEO Actually Paid Compensation Amount		$ 551,405	$ 890,358	$ 1,134,119	$ 1,755,304	$ 1,428,059